Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (361,819)	$ (51,739)	¥ (374,481)	¥ (387,387)
Total operating expenses	(2,876,029)	(411,266)	(2,740,023)	(2,633,972)
Interest expense, net	(22,732)	(3,251)	(9,007)	(50,483)
Investment income/(loss)	21,903	3,132	2,417	303,235
Others, net	19,461	2,783	58,188	7,774
Income before income tax	2,075,603	296,807	1,353,735	1,326,786
Income tax expense	(398,526)	(56,988)	(253,275)	(260,841)
Other comprehensive income:
Foreign currency translation adjustments, net of tax	1,962	281	(16,014)	7,297
Parent
Operating expenses:
General and administrative expenses	(13,827)	(1,977)	(10,082)	(15,749)
Total operating expenses	(13,827)	(1,977)	(10,082)	(15,749)
Interest expense, net	(869)	(124)	(5,627)	(73,750)
Share of income from subsidiaries	1,676,090	239,678	1,097,147	1,152,654
Others, net	15,683	2,243	19,022	2,790
Income before income tax	1,677,077	239,819	1,100,460	1,065,945
Net income/(loss)	1,677,077	239,819	1,100,460	1,065,945
Other comprehensive income:
Foreign currency translation adjustments, net of tax	1,962	281	(16,014)	7,297
Total comprehensive income	¥ 1,679,039	$ 240,100	¥ 1,084,446	¥ 1,073,242